CONSOLIDATED AND COMBINED FINANCIAL STATEMENT DETAILS - SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits		$ 30,012	$ 28,791
Accrued advertising expense		23,201	18,187
Other		65,343	47,741
Accrued expenses and other current liabilities	$ 122,418	$ 118,556	$ 94,719